Derivatives and Fair Value of Financial Instruments - Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities measured at fair value on a recurring basis and also its level within the fair value hierarchy
Transfers that occurred into or out of level 1	$ 0	$ 0
Transfers that occurred into or out of level 2	0	0
Transfers that occurred into or out of level 3	0	0
Assets:
Trading securities	1,576	1,277
Commodities
Assets:
Margin account	20	10
Domestic equity securities
Assets:
Trading securities	752	482
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries
Assets:
Trading securities	439	437
Foreign equity securities
Assets:
Trading securities	319	199
High yield securities
Assets:
Trading securities	21	115
Money market funds held in trading accounts
Assets:
Trading securities	10	13
Fair Value
Assets:
Trading securities	1,576	1,277
Recurring basis | Fair Value
Assets:
Total Assets	1,629	1,321
Liabilities:
Liabilities	12	9
Recurring basis | Fair Value | Commodities
Assets:
Derivatives	4	3
Margin account	20	10
Derivative assets and liabilities, net basis	18	12
Liabilities:
Derivatives	6	1
Recurring basis | Fair Value | Interest rate swaps
Liabilities:
Derivatives		4
Recurring basis | Fair Value | Foreign currencies
Assets:
Derivatives	3	1
Liabilities:
Derivatives	6	4
Recurring basis | Fair Value | Domestic equity securities | Short-term investments
Assets:
Trading securities	752	482
Recurring basis | Fair Value | Domestic equity securities | Other current assets
Assets:
Trading securities	35	30
Recurring basis | Fair Value | Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries | Short-term investments
Assets:
Trading securities	439	437
Recurring basis | Fair Value | Foreign equity securities | Short-term investments
Assets:
Trading securities	319	199
Recurring basis | Fair Value | Foreign equity securities | Other current assets
Assets:
Trading securities	4	3
Recurring basis | Fair Value | Collateralized loan obligations | Short-term investments
Assets:
Trading securities	29	26
Recurring basis | Fair Value | High yield securities | Short-term investments
Assets:
Trading securities	21	115
Recurring basis | Fair Value | Money market funds held in trading accounts | Short-term investments
Assets:
Trading securities	10	13
Recurring basis | Fair Value | Money market funds held in trading accounts | Other current assets
Assets:
Trading securities	5
Recurring basis | Fair Value | Other trading investments | Short-term investments
Assets:
Trading securities	6	5
Recurring basis | Fair Value | Fixed income mutual funds | Other current assets
Assets:
Trading securities	2	3
Recurring basis | Fair Value | Other | Other current assets
Assets:
Trading securities		4
Recurring basis | Level 1
Assets:
Total Assets	1,596	1,194
Liabilities:
Liabilities	6	1
Recurring basis | Level 1 | Commodities
Assets:
Derivatives	4	3
Liabilities:
Derivatives	6	1
Recurring basis | Level 1 | Domestic equity securities | Short-term investments
Assets:
Trading securities	752	482
Recurring basis | Level 1 | Domestic equity securities | Other current assets
Assets:
Trading securities	35	30
Recurring basis | Level 1 | Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries | Short-term investments
Assets:
Trading securities	438	437
Recurring basis | Level 1 | Foreign equity securities | Short-term investments
Assets:
Trading securities	319	199
Recurring basis | Level 1 | Foreign equity securities | Other current assets
Assets:
Trading securities	4	3
Recurring basis | Level 1 | High yield securities | Short-term investments
Assets:
Trading securities	21	15
Recurring basis | Level 1 | Money market funds held in trading accounts | Short-term investments
Assets:
Trading securities	10	13
Recurring basis | Level 1 | Money market funds held in trading accounts | Other current assets
Assets:
Trading securities	5
Recurring basis | Level 1 | Other trading investments | Short-term investments
Assets:
Trading securities	6	5
Recurring basis | Level 1 | Fixed income mutual funds | Other current assets
Assets:
Trading securities	2	3
Recurring basis | Level 1 | Other | Other current assets
Assets:
Trading securities		4
Recurring basis | Level 2
Assets:
Total Assets	33	127
Liabilities:
Liabilities	6	8
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Derivatives		4
Recurring basis | Level 2 | Foreign currencies
Assets:
Derivatives	3	1
Liabilities:
Derivatives	6	4
Recurring basis | Level 2 | Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries | Short-term investments
Assets:
Trading securities	1
Recurring basis | Level 2 | Collateralized loan obligations | Short-term investments
Assets:
Trading securities	$ 29	26
Recurring basis | Level 2 | High yield securities | Short-term investments
Assets:
Trading securities		$ 100